                                   SUPPLEMENT
                              DATED AUGUST 18, 2006
    TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")
               FOR THE HARTFORD MUTUAL FUNDS, DATED MARCH 1, 2006

This supplement amends the Prospectus of the Hartford Mutual Funds dated March 1, 2006 (as supplemented July 18, 2006, June 30, 2006, May 31, 2006 and April 13, 2006).

MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 1-2, 2006, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the Funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to reduce the contractual management fee for certain Funds and to voluntarily waive a portion of its management fees and implement expense caps with respect to certain Funds. Accordingly, the following changes for the noted Funds are being made to the
Prospectus:

THE HARTFORD ADVISERS FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, under the heading "The Hartford Advisers Fund, Your Expenses," on page 8 of the Prospectus, footnote 2 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(2) HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.56% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.14%, 1.92% and 1.84%, respectively.

In addition, the current voluntary cap on total annual operating expenses is being continued. Accordingly, on the same page, footnote 5 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(5) HIFSCO has voluntarily agreed through October 31, 2007 to limit the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.18%.

THE HARTFORD EQUITY INCOME FUND

Effective November 1, 2006, the current voluntary management fee waiver in place for the fund is being reduced. Accordingly, as of November 1, 2006, under the heading "The Hartford Equity Income Fund, Your Expenses," on page 22 of the Prospectus, footnote 2 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.70% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.24%, 2.08% and 1.93%, respectively.

Effective November 1, 2006, the current voluntary cap on total annual operating expenses in place for the Class A shares of the fund is being increased. In addition, a voluntary cap on the total annual operating expenses is being put in place for the Class B and Class C shares of the fund. Accordingly, on the same page, footnote 5 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed through October 31, 2007 to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%, 2.00% and 2.00%, respectively.

THE HARTFORD FLOATING RATE FUND

As of November 1, 2006, the voluntary management fee waiver in place for the fund is being discontinued, and a permanent cap on the total annual operating expenses is being put in place. Accordingly, effective November 1, 2006, under the heading "The Hartford Floating Rate Fund, Your Expenses," on page 25 of the Prospectus, the footnote anchor next to the line item "Management fees" in the Shareholder Fees and Annual Operating Expenses table is deleted, and the text of footnote 2 is deleted and replaced with the following:

(2) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively.

THE HARTFORD FOCUS FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund, and has discontinued the voluntary management fee waiver in place for the fund. In addition, the current voluntary cap on total annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Focus Fund, Your Expenses," on page 28 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is
      less)                                                    None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.90%      0.90%     0.90%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)                                           0.40%      0.45%     0.36%
   Total annual operating expenses(2)(4)(5)                    1.55%(3)   2.35%     2.26%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed through October 31, 2007 to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.50%, 2.25% and 2.25%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  699    $  738    $  329
Year 3                                                          $1,013    $1,033    $  706
Year 5                                                          $1,348    $1,455    $1,210
Year 10                                                         $2,294    $2,484    $2,595

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                          $  699    $  238    $  229
Year 3                                                          $1,013    $  733    $  706
Year 5                                                          $1,348    $1,255    $1,210
Year 10                                                         $2,294    $2,484    $2,595

THE HARTFORD GLOBAL COMMUNICATIONS FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund, and has discontinued the voluntary management fee waiver in place for the fund. In addition, the current voluntary cap on total annual operating expenses is being increased. Accordingly, as of November 1, 2006, under the heading "The Hartford Global Communications Fund, Your Expenses," on page 32 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is
      less)                                                    None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.90%      0.90%     0.90%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)                                           0.76%      1.22%     0.94%
   Total annual operating expenses(2)(4)(5)                    1.91%(3)   3.12%     2.84%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. The "Other Expenses" in the table are based on, among other things, the fees the fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  733    $  815    $  387
Year 3                                                          $1,117    $1,263    $  880
Year 5                                                          $1,525    $1,835    $1,499
Year 10                                                         $2,660    $3,143    $3,166

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                          $  733    $  315    $  287
Year 3                                                          $1,117    $  963    $  880
Year 5                                                          $1,525    $1,635    $1,499
Year 10                                                         $2,660    $3,143    $3,166

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund, and has discontinued the voluntary management fee waiver in place for the fund. In addition, the current voluntary cap on total annual operating expenses is being increased. Accordingly, as of November 1, 2006, under the heading "The Hartford Global Financial Services Fund, Your Expenses," on page 37 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is
      less)                                                    None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.90%      0.90%     0.90%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)                                           0.63%      0.91%     0.77%
   Total annual operating expenses(2)(4)(5)                    1.78%(3)   2.81%     2.67%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. The "Other Expenses" in the table are based on, among other things, the fees the fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  721    $  784    $  370
Year 3                                                          $1,079    $1,171    $  829
Year 5                                                          $1,461    $1,684    $1,415
Year 10                                                         $2,529    $2,887    $3,003

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                          $  721    $  284    $  270
Year 3                                                          $1,079    $  871    $  829
Year 5                                                          $1,461    $1,484    $1,415
Year 10                                                         $2,529    $2,887    $3,003

THE HARTFORD GLOBAL HEALTH FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Global Health Fund, Your Expenses," on page 42 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is
      less)                                                    None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.90%      0.90%     0.90%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)                                           0.46%      0.52%     0.36%
   Total annual operating expenses(2)(4)(5)                    1.61%(3)   2.42%     2.26%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  705    $  745    $  329
Year 3                                                          $1,030    $1,055    $  706
Year 5                                                          $1,378    $1,491    $1,210
Year 10                                                         $2,356    $2,553    $2,595

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                          $  705    $  245    $  229
Year 3                                                          $1,030    $  755    $  706
Year 5                                                          $1,378    $1,291    $1,210
Year 10                                                         $2,356    $2,553    $2,595

THE HARTFORD GLOBAL LEADERS FUND

Effective November 1, 2006, under the heading "The Hartford Global Leaders Fund, Your Expenses," on page 46 of the Prospectus, the following sentence is added to the end of footnote 4 to the Shareholder Fees and Annual Operating Expenses table:

"This policy may be discontinued at any time."

THE HARTFORD GLOBAL TECHNOLOGY FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Global Technology Fund, Your Expenses," on page 51 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is
      less)                                                    None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.90%      0.90%     0.90%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)                                           0.97%      1.05%     0.75%
   Total annual operating expenses(2)(4)(5)                    2.12%(3)   2.95%     2.65%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  753    $  798    $  368
Year 3                                                          $1,177    $1,213    $  823
Year 5                                                          $1,626    $1,752    $1,405
Year 10                                                         $2,867    $3,071    $2,983

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                          $  753    $  298    $  268
Year 3                                                          $1,177    $  913    $  823
Year 5                                                          $1,626    $1,552    $1,405
Year 10                                                         $2,867    $3,071    $2,983

THE HARTFORD HIGH YIELD FUND

Effective November 1, 2006, the current voluntary management fee waiver is being increased. Accordingly, as of November 1, 2006, under the heading "The Hartford High Yield, Your Expenses," on page 63 of the Prospectus, footnote 2 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.55% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.13%, 1.92% and 1.80%, respectively.

Effective November 1, 2006, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, on the same page, footnote 5 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed through October 31, 2007 to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%, 1.90% and 1.90%.

THE HARTFORD INCOME FUND

As of November 1, 2006, a permanent cap on the total annual operating expenses is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, effective November 1, 2006, under the heading "The Hartford Income Fund, Your Expenses," on page 67 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B, and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%, 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

THE HARTFORD INFLATION PLUS FUND

As of November 1, 2006, a permanent cap on the total annual operating expenses is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being increased. Accordingly, effective November 1, 2006, under the heading "The Hartford Inflation Plus

Fund, Your Expenses," on page 71 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B, and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

As of November 1, 2006, a voluntary management fee waiver is in place for the fund. Accordingly, on the same page, a footnote anchor is added to the line items "Management fees" and "Total annual operating expenses" and the following footnote 5 is added to the Shareholder Fees and Annual Operating Expenses table:

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, the management fee is 0.48% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 0.90%, 1.71% and 1.66%, respectively.

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford International Capital Appreciation Fund, Your Expenses," on page 74 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever is
      less)                                                    None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.90%      0.90%     0.90%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)                                           0.52%      0.66%     0.49%
   Total annual operating expenses(2)(4)(5)                    1.67%(3)   2.56%     2.39%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  710    $  759    $  342
Year 3                                                          $1,048    $1,096    $  745
Year 5                                                          $1,407    $1,560    $1,275
Year 10                                                         $2,418    $2,674    $2,726

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                          $  710    $  259    $  242
Year 3                                                          $1,048    $  796    $  745
Year 5                                                          $1,407    $1,360    $1,275
Year 10                                                         $2,418    $2,674    $2,726

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford International Small Company Fund, Your Expenses," on page 80 of the Prospectus, the Shareholder Fees and Annual Operating

Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A    CLASS B   CLASS C
                                                               -------    -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                              5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is
      less)                                                     None(1)    5.00%     1.00%
   Exchange fees                                                None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                           0.90%      0.90%     0.90%
   Distribution and service (12b-1) fees                        0.25%(3)   1.00%     1.00%
   Other expenses(4)                                            0.57%      0.78%     0.46%
   Total annual operating expenses(2)(4)(5)                     1.72%(3)   2.68%     2.36%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  715    $  771    $  339
Year 3                                                          $1,062    $1,132    $  736
Year 5                                                          $1,432    $1,620    $1,260
Year 10                                                         $2,469    $2,776    $2,696

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  715    $  271    $  239
Year 3                                                          $1,062    $  832    $  736
Year 5                                                          $1,432    $1,420    $1,260
Year 10                                                         $2,469    $2,776    $2,696

THE HARTFORD MONEY MARKET FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Money Market Fund, Your Expenses," on page 89 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%, 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

THE HARTFORD SHORT DURATION FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on the total annual operating expenses in place for the fund is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Short Duration Fund, Your Expenses," on page 101 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%, 1.65% and 1.65%, respectively. This policy may be discontinued at any time.

THE HARTFORD STOCK FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, under the heading "The Hartford Stock Fund, Your Expenses," on page 110 of the Prospectus, footnote 2 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(2) HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.67% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.37%, 2.18% and 2.04%, respectively.

In addition, the current voluntary cap on the total annual operating expenses is being continued. Accordingly, on the same page, footnote 5 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(5) HIFSCO has voluntarily agreed through October 31, 2007 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.28%.

THE HARTFORD TAX-FREE CALIFORNIA FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being lowered. Accordingly, as of November 1, 2006, under the heading "The Hartford Tax-Free California Fund, Your Expenses," on page 113 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

THE HARTFORD TAX-FREE MINNESOTA FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Tax-Free Minnesota Fund, Your Expenses," on page 116 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

As of November 1, 2006, a voluntary management fee waiver is in place for the fund. Accordingly, on the same page, a footnote anchor is added to the line items "Management fees" and "Total annual operating expenses" and the following footnote 5 is added to the Shareholder Fees and Annual Operating Expenses table:

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.57% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.11%, 1.87% and 1.88%, respectively.

THE HARTFORD TAX-FREE NATIONAL FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being lowered. Accordingly, as of November 1, 2006, under the heading "The Hartford Tax-Free National Fund, Your Expenses," on page 119 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B, and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

As of November 1, 2006, a voluntary management fee waiver is in place for the fund. Accordingly, on the same page, a footnote anchor is added to the line items "Management fees" and "Total annual operating expenses" and the following footnote 5 is added to the Shareholder Fees and Annual Operating Expenses table:

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.60% and assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.11%, 1.88% and 1.84%, respectively.

THE HARTFORD TAX-FREE NEW YORK FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Tax-Free New York Fund, Your Expenses," on page 122 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

THE HARTFORD TOTAL RETURN BOND FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being discontinued, and a permanent cap on total annual operating expenses is being put in place. Accordingly, as of November 1, 2006, under the heading "The Hartford Total Return Bond Fund, Your Expenses," on page 126 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             4.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is
      less)                                                    None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.55%      0.55%     0.55%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)                                           0.36%      0.37%     0.24%
   Total annual operating expenses(2)(4)(5)                    1.16%(3)   1.92%     1.79%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.63% to 0.55%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  563    $  695    $  282
Year 3                                                          $  802    $  903    $  563
Year 5                                                          $1,060    $1,237    $  970
Year 10                                                         $1,796    $2,043    $2,105

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                          $  563    $  195    $  182
Year 3                                                          $  802    $  603    $  563
Year 5                                                          $1,060    $1,037    $  970
Year 10                                                         $1,796    $2,043    $2,105

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being discontinued, and a permanent cap on total annual operating expenses is being put in place. Accordingly, as of November 1, 2006, under the heading "The Hartford U.S. Government Securities Fund, Your Expenses," on page 129 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             4.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is
      less)                                                    None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.56%      0.56%     0.56%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)                                           0.41%      0.45%     0.33%
   Total annual operating expenses(2)(4)(5)                    1.22%(3)   2.01%     1.89%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.72% to 0.56%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  569    $  704    $  292
Year 3                                                          $  820    $  930    $  594
Year 5                                                          $1,090    $1,283    $1,021
Year 10                                                         $1,861    $2,132    $2,212

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                          $  569    $  204    $  192
Year 3                                                          $  820    $  630    $  594
Year 5                                                          $1,090    $1,083    $1,021
Year 10                                                         $1,861    $2,132    $2,212

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Aggressive Growth Allocation Fund, Your Expenses," on page 140 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                               CLASS A    CLASS B   CLASS C
                                                               -------    -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             5.50%       None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever is
      less)                                                    None(1)     5.00%     1.00%
   Exchange fees                                               None        None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.15%       0.15%     0.15%
   Distribution and service (12b-1) fees                       0.25%(3)    1.00%     1.00%
   Other expenses(4)                                           0.40%       0.44%     0.33%
   Underlying Fund fees and expenses                           0.96%       0.96%     0.96%
   Total annual operating expenses (4)(5)                      1.76%(3)    2.55%     2.44%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.25% and 2.25%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  719    $  758    $  347
Year 3                                                          $1,074    $1,094    $  761
Year 5                                                          $1,452    $1,555    $1,301
Year 10                                                         $2,509    $2,689    $2,776

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                          $  719    $  258    $  247
Year 3                                                          $1,074    $  794    $  761
Year 5                                                          $1,452    $1,355    $1,301
Year 10                                                         $2,509    $2,689    $2,776

THE HARTFORD GROWTH ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Growth Allocation Fund, Your Expenses," on page 144 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is
      less)                                                    None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.15%      0.15%     0.15%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)                                           0.27%      0.33%     0.27%
   Underlying Fund fees and expenses                           0.91%      0.91%     0.91%
   Total annual operating expenses (4)(5)                      1.58%(3)   2.39%     2.33%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.50%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  702    $  742    $  336
Year 3                                                          $1,021    $1,045    $  727
Year 5                                                          $1,363    $1,475    $1,245
Year 10                                                         $2,325    $2,522    $2,666

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                          $  702    $  742    $  236
Year 3                                                          $1,021    $  745    $  727
Year 5                                                          $1,363    $1,275    $1,245
Year 10                                                         $2,325    $2,522    $2,666

THE HARTFORD BALANCED ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Balanced Allocation Fund, Your Expenses," on page 149 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is
      less)                                                    None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.15%      0.15%     0.15%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)                                           0.21%      0.27%     0.21%
   Underlying Fund fees and expenses                           0.85%      0.85%     0.85%
   Total annual operating expenses (4)(5)                      1.46%(3)   2.27%     2.21%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.10% and 2.10%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  690    $  730    $  324
Year 3                                                          $  986    $1,009    $  691
Year 5                                                          $1,304    $1,415    $1,185
Year 10                                                         $2,200    $2,399    $2,544

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                          $  690    $  230    $  224
Year 3                                                          $  986    $  709    $  691
Year 5                                                          $1,304    $1,215    $1,185
Year 10                                                         $2,200    $2,399    $2,544

THE HARTFORD CONSERVATIVE ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Conservative Allocation Fund, Your Expenses," on page 153 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is
      less)                                                    None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.15%      0.15%     0.15%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)                                           0.18%      0.28%     0.22%
   Underlying Fund fees and expenses                           0.81%      0.81%     0.81%
   Total annual operating expenses (4)(5)                      1.39%(3)   2.24%     2.18%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.35%, 2.00% and 2.00%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  684    $  727    $  321
Year 3                                                          $  966    $1,000    $  682
Year 5                                                          $1,269    $1,400    $1,170
Year 10                                                         $2,127    $2,358    $2,513

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                          $  684    $  227    $  221
Year 3                                                          $  966    $  700    $  682
Year 5                                                          $1,269    $1,200    $1,170
Year 10                                                         $2,127    $2,358    $2,513

THE HARTFORD INCOME ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Income Allocation Fund, Your Expenses," on page 157 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             4.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is
      less)                                                    None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.15%      0.15%     0.15%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)                                           0.31%      0.36%     0.31%
   Underlying Fund fees and expenses                           0.72%      0.72%     0.72%
   Total annual operating expenses (4)(5)                      1.43%(3)   2.23%     2.18%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%, 1.90% and 1.90%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  688    $  726    $  321
Year 3                                                          $  978    $  997    $  682
Year 5                                                          $1,289    $1,395    $1,170
Year 10                                                         $2,169    $2,360    $2,513

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                          $  688    $  226    $  221
Year 3                                                          $  978    $  697    $  682
Year 5                                                          $1,289    $1,195    $1,170
Year 10                                                         $2,169    $2,360    $2,513

THE HARTFORD RETIREMENT INCOME FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Retirement Income Fund, Your Expenses," on page 161 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                                 None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.15%      0.15%     0.15%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)(5)                                        0.18%      0.16%     0.16%
   Underlying Fund fees and expenses                           0.80%      0.80%     0.80%
   Total annual operating expenses (5)(6)                      1.38%(3)   2.11%     2.11%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4)  Estimated amounts for the current fiscal year.

(5) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(6) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%, 1.95% and 1.95%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                           $683      $714      $314
Year 3                                                           $963      $961      $661

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                           $683      $214      $214
Year 3                                                           $963      $661      $661

THE HARTFORD TARGET RETIREMENT 2010 FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Target Retirement 2010 Fund, Your Expenses," on page 165 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                                 None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.15%      0.15%     0.15%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)(5)                                        0.20%      0.21%     0.21%
   Underlying Fund fees and expenses                           0.86%      0.86%     0.86%
   Total annual operating expenses (5)(6)                      1.46%(3)   2.22%     2.22%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4)  Estimated amounts for the current fiscal year.

(5) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(6) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%, 2.00% and 2.00%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                           $690      $725      $325
Year 3                                                           $986      $994      $694

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                           $690      $225      $225
Year 3                                                           $986      $694      $694

THE HARTFORD TARGET RETIREMENT 2020 FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Target Retirement 2020 Fund, Your Expenses," on page 169 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                                 None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.15%      0.15%     0.15%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)(5)                                        0.21%      0.17%     0.17%
   Underlying Fund fees and expenses                           0.89%      0.89%     0.89%
   Total annual operating expenses (5)(6)                      1.50%(3)   2.21%     2.21%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4)  Estimated amounts for the current fiscal year.

(5) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(6) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.30%, 2.05% and 2.05%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                           $694      $724      $324
Year 3                                                           $998      $991      $691

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                           $694      $224      $224
Year 3                                                           $998      $691      $691

THE HARTFORD TARGET RETIREMENT 2030 FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Target Retirement 2030 Fund, Your Expenses," on page 173 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                               CLASS A   CLASS B   CLASS C
                                                               -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                             5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage of
      purchase price or redemption proceeds, whichever is
      less)                                                    None(1)    5.00%     1.00%
   Exchange fees                                               None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.15%      0.15%     0.15%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%     1.00%
   Other expenses(4)(5)                                        0.24%      0.19%     0.19%
   Underlying Fund fees and expenses                           0.95%      0.95%     0.95%
   Total annual operating expenses (5)(6)                      1.59%(3)   2.29%     2.29%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4)  Estimated amounts for the current fiscal year.

(5) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(6) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.35%, 2.10% and 2.10%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                     CLASS A   CLASS B   CLASS C
--------------------------                                     -------   -------   -------
Year 1                                                          $  703    $  732     $332
Year 3                                                          $1,024    $1,015     $715

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                  CLASS A   CLASS B   CLASS C
-----------------------------                                  -------   -------   -------
Year 1                                                          $  703     $232      $232
Year 3                                                          $1,024     $715      $715

REVISED MANAGEMENT FEE SCHEDULES AND MANAGEMENT FEE WAIVERS FOR CERTAIN FUNDS

As of November 1, 2006, the management fee schedules have been revised for the following Funds: Focus, Global Communications, Global Financial Services, Global Health, Global Technology, International Capital Appreciation, International Small Company, Total Return Bond, U.S. Government Securities, Aggressive Growth Allocation, Growth Allocation, Balanced Allocation, Conservative Allocation, Income Allocation, Retirement Income, Target Retirement 2010, Target Retirement 2020 and Target Retirement 2030, and management fee waivers have been put in place for certain other Funds. Accordingly, effective November 1, 2006, the fee schedules listed on pages 184-186 of the Prospectus, under the heading "Management Fees," are deleted and replaced with the following:

SELECT SMALLCAP GROWTH FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                      1.05%
Next $500 million                                                       1.00%
Amount Over $1 billion                                                  0.95%

CAPITAL APPRECIATION II FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $250 million                                                      1.00%
Next $250 million                                                       0.95%
Next $500 million                                                       0.90%
Amount Over $1 billion                                                  0.85%

SELECT MIDCAP VALUE

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                      1.00%
Next $500 million                                                       0.95%
Amount Over $1 billion                                                  0.90%

GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $100 million                                                      1.00%
Next $150 million                                                       0.80%
Amount Over $250 million                                                0.70%

FOCUS FUND, GLOBAL COMMUNICATIONS FUND, GLOBAL FINANCIAL SERVICES FUND, GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND, INTERNATIONAL CAPITAL APPRECIATION FUND, INTERNATIONAL SMALL COMPANY FUND AND SELECT MIDCAP GROWTH FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                      0.90%
Next $500 million                                                       0.85%
Amount Over $1 billion                                                  0.80%

SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $250 million                                                      0.85%
Next $250 million                                                       0.80%
Next $500 million                                                       0.75%
Next $500 million                                                       0.70%
Amount Over $1.5 billion                                                0.65%

GLOBAL LEADERS FUND, INTERNATIONAL OPPORTUNITIES FUND, MIDCAP FUND AND MIDCAP VALUE FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                      0.85%
Next $500 million                                                       0.75%
Amount Over $1 billion                                                  0.70%

TAX-FREE NATIONAL FUND (1)

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $50 million                                                       0.80%
Next $4.95 billion                                                      0.70%
Next $5 billion                                                         0.68%
Amount Over $10 billion                                                 0.67%

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.15% of the management fees until October 31, 2007.

CAPITAL APPRECIATION FUND, DISCIPLINED EQUITY FUND, EQUITY INCOME FUND(2), STOCK FUND(3) AND VALUE FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                      0.80%
Next $500 million                                                       0.70%
Amount Over $1 billion                                                  0.65%

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.10% of the management fees until October 31, 2007.

(3) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2007.

DIVIDEND AND GROWTH FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                      0.75%
Next $500 million                                                       0.65%
Amount Over $1 billion                                                  0.60%

HIGH YIELD FUND (4)

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                      0.75%
Next $500 million                                                       0.65%
Next $4 billion                                                         0.60%
Next $5 billion                                                         0.58%
Amount Over $10 billion                                                 0.57%

(4) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.20% of the management fees until October 31, 2007.

TAX-FREE MINNESOTA FUND (5)

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $50 million                                                       0.72%
Next $4.95 billion                                                      0.70%
Next $5 billion                                                         0.68%
Amount Over $10 billion                                                 0.67%

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.15% of the management fees until October 31, 2007.

ADVISERS FUND (6)

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                       0.69%
Next $500 million                                                       0.625%
Amount Over $1 billion                                                  0.575%

(6) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2007.

FLOATING RATE FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                      0.65%
Next $4.5 billion                                                       0.60%
Next $5 billion                                                         0.58%
Amount Over $10 billion                                                 0.57%

INCOME FUND AND INFLATION PLUS FUND (7)

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                      0.60%
Next $4.5 billion                                                       0.55%
Next $5 billion                                                         0.53%
Amount Over $10 billion                                                 0.52%

(7) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.10% of the management fees until October 31, 2007.

U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $50 million                                                       0.60%
Next $450 million                                                       0.55%
Next $4.5 billion                                                       0.50%
Next $5 billion                                                         0.48%
Amount Over $10 billion                                                 0.47%

TOTAL BOND RETURN FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                       0.55%
Next $500 million                                                       0.525%
Next $4 billion                                                          0.50%
Next $5 billion                                                          0.48%
Amount Over $10 billion                                                  0.47%

SHORT DURATION FUND, TAX-FREE CALIFORNIA FUND AND TAX-FREE NEW YORK FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                      0.55%
Next $4.5 billion                                                       0.50%
Next $5 billion                                                         0.48%
Amount Over $10 billion                                                 0.47%

MONEY MARKET FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                      0.50%
Next $500 million                                                       0.45%
Next $4 billion                                                         0.40%
Next $5 billion                                                         0.38%
Amount Over $10 billion                                                 0.37%

AGGRESSIVE GROWTH ALLOCATION FUND, GROWTH ALLOCATION FUND, BALANCED ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND, INCOME ALLOCATION FUND, RETIREMENT INCOME FUND, TARGET RETIREMENT 2010 FUND, TARGET RETIREMENT 2020 FUND AND TARGET RETIREMENT 2030 FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
First $500 million                                                      0.15%
Amount Over $500 million                                                0.10%

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5813


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